Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Financials Portfolio
March 31, 2026
VFS-NPRT1-0526
1.814647.121
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.7%
Financials - 0.7%
Insurance - 0.7%
AUB Group Ltd	117,232	1,975,302
FRANCE - 1.3%
Financials - 1.3%
Capital Markets - 1.3%
Amundi SA (c)(d)	40,500	3,480,481
GRAND CAYMAN (UK OVERSEAS TER) - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Patria Investments Ltd Class A (a)	187,200	2,358,720
MEXICO - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Bolsa Mexicana de Valores SAB de CV	691,000	1,461,960
PUERTO RICO - 1.2%
Financials - 1.2%
Banks - 1.2%
Popular Inc	24,300	3,260,331
UNITED KINGDOM - 2.1%
Financials - 2.1%
Insurance - 2.1%
Hiscox Ltd	185,700	3,748,368
Lancashire Holdings Ltd	253,147	1,966,798

TOTAL UNITED KINGDOM		5,715,166
UNITED STATES - 93.2%
Financials - 92.2%
Banks - 35.5%
Associated Banc-Corp	97,500	2,521,350
Bank of America Corp	376,800	18,369,000
BOK Financial Corp	26,545	3,399,353
Citigroup Inc	92,300	10,467,743
East West Bancorp Inc	19,700	2,103,172
Eastern Bankshares Inc	147,100	2,877,276
First Hawaiian Inc	67,500	1,663,200
First Interstate BancSystem Inc Class A	49,969	1,668,965
Huntington Bancshares Inc/OH	670	10,485
KeyCorp	133,600	2,678,680
M&T Bank Corp	24,030	4,967,482
Old National Bancorp/IN	183,900	4,064,190
TriCo Bancshares	50,500	2,400,770
Truist Financial Corp	114,300	5,254,371
UMB Financial Corp	27,395	3,089,882
United Community Bank/SC	53,500	1,684,715
US Bancorp	96,300	5,008,563
Wells Fargo & Co	231,477	18,427,884
WesBanco Inc	53,400	1,841,766
Wintrust Financial Corp	16,900	2,348,086
Zions Bancorp NA	25,100	1,446,262
		96,293,195
Capital Markets - 22.6%
Blue Owl Capital Inc Class A (a)	275,200	2,512,576
Carlyle Group Inc/The	38,300	1,853,337
Charles Schwab Corp/The	88,200	8,289,036
KKR & Co Inc Class A	76,200	7,048,500
Lazard Inc (a)	74,900	3,181,752
MarketAxess Holdings Inc	17,700	2,920,146
Moody's Corp	8,800	3,839,000
Morgan Stanley	40,600	6,681,542
Nasdaq Inc	46,400	3,938,896
Northern Trust Corp	21,800	3,042,626
Perella Weinberg Partners Class A	64,103	1,164,110
Raymond James Financial Inc	20,850	3,018,872
State Street Corp	68,200	8,631,392
Virtu Financial Inc Class A	110,900	4,877,382
Wealthfront Corp (b)	35,200	325,600
		61,324,767
Consumer Finance - 4.5%
Capital One Financial Corp	32,138	5,862,935
FirstCash Holdings Inc	18,338	3,447,544
SLM Corp	133,300	2,853,953
		12,164,432
Financial Services - 13.8%
Apollo Global Management Inc	51,488	5,736,793
Corpay Inc (b)	11,800	3,433,682
Mastercard Inc Class A	49,300	24,633,238
Voya Financial Inc	54,100	3,696,112
		37,499,825
Insurance - 15.8%
American Financial Group Inc/OH	25,300	3,231,063
Arthur J Gallagher & Co	20,700	4,483,206
Assurant Inc	16,700	3,637,427
Baldwin Insurance Group Inc/The Class A (a)(b)	134,347	2,947,573
Brown & Brown Inc	44,700	2,914,887
Chubb Ltd	23,400	7,626,762
First American Financial Corp	59,800	3,605,342
Reinsurance Group of America Inc	56,402	11,515,033
Selective Insurance Group Inc	38,114	2,873,414
		42,834,707
TOTAL FINANCIALS		250,116,926
Industrials - 1.0%
Professional Services - 1.0%
TransUnion	40,200	2,781,438
TOTAL UNITED STATES		252,898,364
TOTAL COMMON STOCKS (Cost $199,098,429)		271,150,324

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	70	70
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	11,057,948	11,059,054
TOTAL MONEY MARKET FUNDS (Cost $11,059,123)			11,059,124

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $210,157,552)	282,209,448
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(10,841,187)
NET ASSETS - 100.0%	271,368,261

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,480,481 or 1.3% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,480,481 or 1.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,553,065	9,978,747	12,531,742	4,194	(225)	225	70	70	0.0%
Fidelity Securities Lending Cash Central Fund	8,942,403	31,387,629	29,270,978	4,865	-	-	11,059,054	11,057,948	0.0%
Total	11,495,468	41,366,376	41,802,720	9,059	(225)	225	11,059,124

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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